Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
Profit / (Loss) for the year		$ 1,070		$ 342	[1],[2]	$ (23,233)	[1],[2]
Adjustments for:
Income tax expense / (benefit)		12,325		20,820	[1]	(1,024)	[1]
Depreciation		140,579		173,208	[1]	153,034	[1]
Amortization		1,293		1,231	[1]	1,220	[1]
Depreciation of right of use assets		40,820		45,168	[1]	0	[1]
Loss from the disposal of other property items		(2,198)		329	[1]	95	[1]
Gain from the sale of farmland and other assets		(2,064)		(1,354)	[1]	(36,227)	[1]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		554		0	[1]	0	[1]
Acquisition of subsidiaries		0		(149)	[1]	0	[1]
Net (gain) / loss from the fair value adjustment of Investment properties		(1,077)		325	[1]	(13,409)	[1]
Equity settled share-based compensation granted		4,316		4,734	[1]	4,728	[1]
Loss / (gain) from derivative financial instruments and forwards		10,058		(469)	[1]	(51,504)	[1]
Interest, finance cost related to lease liabilities and other financial expense, net		47,686		59,916	[1]	40,223	[1]
Initial recognition and changes in fair value of non harvested biological assets (unrealized)		(32,975)		(1,720)	[1]	30,299	[1]
Changes in net realizable value of agricultural produce after harvest (unrealized)		481		481	[1]	647	[1]
Provision and allowances		1,940		2,778	[1]	2,126	[1]
Net (gain) / loss of inflation effects on the monetary items		(12,064)		(16,911)	[1],[2]	25,211	[1],[2]
Foreign exchange losses, net		109,266		25,779	[1]	68,787	[1]
Cash flow hedge – transfer from equity		24,363		25,484	[1]	38,086	[1]
Subtotal		344,373		339,992	[1]	239,059	[1]
Changes in operating assets and liabilities:
Increase in trade and other receivables		(55,233)		(17,664)	[1]	(65,942)	[1]
(Increase) / Decrease in inventories		(30,165)		9,998	[1]	(41,531)	[1]
(Increase) / Decrease in biological assets		(10,290)		(27,037)	[1]	2,958	[1]
(Increase) / Decrease in other assets		(35)		(210)	[1]	(777)	[1]
Decrease in derivative financial instruments		5,234		3,997	[1]	50,021	[1]
Increase in trade and other payables		828		13,102	[1]	31,148	[1]
Increase in payroll and social security liabilities		4,120		2,565	[1]	5,876	[1]
Increase / (Decrease) in provisions for other liabilities		380		(351)	[1]	(430)	[1]
Net cash generated from operating activities before taxes paid		259,212		324,392	[1]	220,382	[1]
Income tax paid		(2,087)		(2,282)	[1]	(1,869)	[1]
Net cash generated from operating activities	[3]	257,125		322,110	[1]	218,513	[1]
Cash flows from investing activities:
Acquisition of business, net of cash and cash equivalents acquired		0		683	[1]	0	[1]
Purchases of property, plant and equipment		(168,529)		(252,450)	[1]	(207,069)	[1]
Purchase of cattle and non current biological assets		(7,339)		(4,950)	[1]	(5,706)	[1]
Purchases of intangible assets		(1,122)		(8,617)	[1]	(3,321)	[1]
Interest received and others		25,421		7,210	[1]	7,728	[1]
Proceeds from disposal of other property items		3,482		2,652	[1]	1,748	[1]
Proceeds from the sale of farmland and other assets		16,022		5,833	[1]	31,511	[1]
Proceeds from the sale of subsidiary		10,149		0	[1]	0	[1]
Net cash used in investing activities	[4]	(121,916)		(249,639)	[1]	(175,109)	[1]
Cash flows from financing activities:
Proceeds from long-term borrowings		116,015		108,271	[1]	45,536	[1]
Payments of long-term borrowings		(34,750)		(101,826)	[1]	(124,349)	[1]
Proceeds from short-term borrowings		207,217		193,977	[1]	318,108	[1]
Payments of short-term borrowings		(233,540)		(131,521)	[1]	(190,630)	[1]
Interest paid	[5]	(60,026)		(53,996)	[1]	(50,021)	[1]
(Payments) / collections of derivatives financial instruments		(1,687)		1,481	[1]	(2,578)	[1]
Lease payments		(40,336)		(49,081)	[1]	0	[1]
Purchase of own shares		(4,365)		(4,263)	[1]	(15,725)	[1]
Dividends paid to non-controlling interest		(2,447)		(905)	[1]	(1,195)	[1]
Net cash used from financing activities	[6]	(53,919)		(37,863)	[1]	(20,854)	[1]
Net increase in cash and cash equivalents		81,290		34,608	[1]	22,550	[1]
Cash and cash equivalents at beginning of year	[1]	290,276	[7]	273,635		269,195
Effect of exchange rate changes and inflation on cash and cash equivalents	[8]	(35,284)		(17,967)	[1]	(18,110)	[1]
Cash and cash equivalents at end of year		$ 336,282		$ 290,276	[1],[7]	$ 273,635	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[3]	Includes (14,956), 23,550 and 7,598 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[4]	Includes (429), 2,922 and 3,935 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[5]	Includes (1,639), 4.408 and nil of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[6]	Includes 15,694, (14,340) and (8,231) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[7]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[8]	Includes (309), (12,132) and (3,302) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.